Cover	Oct. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 19, 2026
Entity File Number	001-41534
Entity Registrant Name	Citius Oncology, Inc.
Entity Central Index Key	0001851484
Entity Tax Identification Number	99-4362660
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11 Commerce Drive
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Cranford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07016
City Area Code	908
Local Phone Number	967-6677
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CTOR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false